Operating Cash Flow (Tables)	12 Months Ended
Dec. 31, 2018
Consolidated Cash Flows Statement
Adjustments related to operating cash flow

	December 31,
	2018	2017	2016
	(Euro, in thousands)
Adjustment for non-cash transactions
Depreciation and amortization	€5,081	€4,285	€4,182
Impairment loss	1,083	—	—
Share-based compensation expenses	26,757	16,536	11,034
Increase in retirement benefit obligations and provisions	99	23	251
Unrealised exchange gains /losses and non-cash other financial expenses	(10,063)	27,457	(5,462)
Fair value adjustment financial assets held at fair value through profit or loss	(1,203)	—	—
Fair value re-measurement of share subscription agreement	—	—	(57,479)
Total adjustment for non-cash transactions	€21,753	€48,301	€(47,473)

Adjustment for items to disclose separately under operating cash flow
Interest expense	€780	€936	€47
Interest income	(5,219)	(3,045)	(1,614)
Tax expense	50	198	235
Total adjustment for items to disclose separately under operating cash flow	€(4,389)	€(1,912)	€(1,332)

Adjustment for items to disclose under investing and financing cash flows
Gain on sale of financial assets held at fair value through profit or loss	€(668)	€—	—
Gain on sale of fixed assets	—	—	€(14)
Total adjustment for items to disclose separately under investing and financing cash flow	€(668)	€—	€(14)

Change in working capital other than deferred income
Decrease in inventories	€3	€22	€25
Increase in receivables	(76)	(27,656)	(12,978)
Increase in payables	19,996	14,772	2,102
Total change in working capital other than deferred income	€19,922	€(12,862)	€(10,851)